Goldman Sachs International Equity Insights Fund Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.48%	9.77%	8.51%
Performance Inception Date	Aug. 15, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.42%	8.42%	7.67%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	7.43%	6.77%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.75%	10.19%	8.32%	[1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.68%	11.42%	9.54%
Performance Inception Date	Aug. 15, 1997
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.99%	10.86%	8.99%
Performance Inception Date	Aug. 15, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.52%	11.29%	9.41%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.84%	10.74%	8.87%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.64%	11.42%	9.55%	[2]
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.